FINANCIAL INSTRUMENTS - Narrative (Details) R$ in Millions, $ in Millions, $ in Millions	Dec. 31, 2022 BRL (R$) $ / $	Dec. 31, 2022 CLP ($) $ / $	Dec. 31, 2022 USD ($) $ / $	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Total derivatives not designated as hedges, liabilities			$ 4.8	$ 11.0
Other price risk | DSU contracts
Disclosure of detailed information about financial instruments [line items]
Derivative Notional Amount, Nonmonetary			4.2
Other price risk | Option contract
Disclosure of detailed information about financial instruments [line items]
Total derivatives not designated as hedges, liabilities			$ 4.8	$ 4.7
Currency Contract, One | Currency risk | Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Derivative Notional Amount, Nonmonetary | R$	R$ 432.0
Currency Contract, Two | Currency risk | Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Derivative Notional Amount, Nonmonetary		$ 111,900.0
Forward Contract, Two | Currency risk | Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per lb) | $ / $	858	858	858
Derivative Notional Amount, Nonmonetary		$ 128,100.0